Related party transactions - Service agreements, lease agreements and products - Summary (Details) - EUR (€)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Balances
Accounts Payables	€ 194,108,000		€ 194,108,000		€ 147,349,000
Service Agreements
Transactions
Sales of goods and services			19,053,000	€ 16,818,000
Purchases of goods and services			88,390,000	74,548,000
Balances
Accounts Receivable	2,692,000		2,692,000		11,223,000
Accounts Payables	6,441,000		6,441,000		7,644,000
Lease Agreements
Transactions
Purchases of goods and services			18,148,000	15,428,000
Products
Transactions
Sales of goods and services			26,235,000	23,861,000
Purchases of goods and services			348,400,000	347,285,000
Balances
Accounts Receivable	10,937,000		10,937,000		9,148,000
Accounts Payables	75,194,000		75,194,000		40,526,000
Fresenius SE (largest shareholder)
Balances
Accounts Receivable	110,746,000		110,746,000		91,026,000
Accounts Payables	78,990,000		78,990,000		76,159,000
Fresenius SE (largest shareholder) | Service Agreements
Transactions
Sales of goods and services			389,000	146,000
Purchases of goods and services			17,338,000	16,210,000
Balances
Accounts Receivable	254,000		254,000		40,000
Accounts Payables	3,111,000		3,111,000		2,948,000
Fresenius SE (largest shareholder) | Lease Agreements
Transactions
Purchases of goods and services	6,494,000		6,494,000	6,266,000
Affiliates of Fresenius SE | Service Agreements
Transactions
Sales of goods and services			2,557,000	2,702,000
Purchases of goods and services			71,052,000	58,338,000
Balances
Accounts Receivable	815,000		815,000		9,445,000
Accounts Payables	3,330,000		3,330,000		4,696,000
Affiliates of Fresenius SE | Lease Agreements
Transactions
Purchases of goods and services			11,654,000	9,162,000
Affiliates of Fresenius SE | Products
Transactions
Sales of goods and services			26,235,000	23,861,000
Purchases of goods and services			29,548,000	31,258,000
Balances
Accounts Receivable	10,937,000		10,937,000		9,148,000
Accounts Payables	3,069,000		3,069,000		3,976,000
Equity method investees | Service Agreements
Transactions
Sales of goods and services		€ 13,970,000	16,107,000	13,970,000
Balances
Accounts Receivable	1,623,000		1,623,000		1,738,000
Equity method investees | Products
Transactions
Purchases of goods and services			318,852,000	€ 316,027,000
Balances
Accounts Payables	€ 72,125,000		€ 72,125,000		€ 36,550,000